Current Liabilities	12 Months Ended
Dec. 31, 2016
Liabilities, Current [Abstract]
Current Liabilities

10. Current Liabilities

Book overdrafts, included in accounts payable in the consolidated balance sheets, were $61.3 million at December 31, 2016 ($62.8 million at December 31, 2015). Dividends payable, included in accrued expenses and other current liabilities in the consolidated balance sheets, were $121.3 million at December 31, 2016 ($120.2 million at December 31, 2015).